Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	NPD
Entity Registrant Name	CHINA NEPSTAR CHAIN DRUGSTORE LTD.
Entity Central Index Key	0001414850
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Ordinary Shares, Shares Outstanding	202,783,480

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 122,005	767,885	626,796
Short-term bank time deposits	6,832	43,000	513,000
Restricted cash			5,000
Accounts receivable, net of allowance for doubtful accounts	16,355	102,937	83,722
Amounts due from related parties	739	4,649	12,358
Prepaid expenses, deposits and other current assets	19,516	122,831	127,750
Inventories	69,442	437,058	433,265
Deferred tax assets	319	2,009	3,551
Total current assets	235,208	1,480,369	1,805,442
Property and equipment, net	22,532	141,817	192,019
Long-term bank time deposits	26,851	169,000
Rental deposits	6,286	39,559	41,811
Cost method investments	2,008	12,638	12,638
Equity method investment	5,832	36,703	35,151
Land use right			8,227
Intangible assets, net	490	3,087	2,919
Goodwill	8,233	51,819	51,089
Deferred tax assets	501	3,151	1,813
Deposits for acquisition	159	1,000	2,000
Accrued interest income	485	3,054
TOTAL ASSETS	308,585	1,942,197	2,153,109
Current liabilities:
Accounts payable	55,988	352,386	313,773
Amounts due to related parties	2,887	18,169	24,461
Accrued expenses and other payables	18,768	118,121	131,330
Deferred income	1,694	10,662	26,102
Income tax payable	4,525	28,480	52,520
Total current liabilities	83,862	527,818	548,186
Deferred income	2,713	17,078	18,794
Deferred tax liabilities	1,912	12,032	16,922
Other non-current liabilities	4,928	31,015
Total liabilities	93,415	587,943	583,902
Shareholders' equity:
Share capital - ordinary shares USD0.0001 par value: 360,000,000 shares authorized; 207,785,938 shares issued and outstanding as of December 31, 2010; 360,000,000 shares authorized; 202,783,480 shares issued and outstanding as of December 31, 2011	26	161	164
Treasury stock Nil as of December 31, 2010; 334,388 shares as of December 31, 2011	(276)	(1,736)
Additional paid-in capital	198,960	1,252,232	1,501,809
Accumulated other comprehensive loss	(6,535)	(41,133)	(41,563)
Retained earnings	22,995	144,730	108,797
Total shareholders' equity	215,170	1,354,254	1,569,207
Commitments and contingencies
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 308,585	1,942,197	2,153,109

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Share capital - ordinary shares, par value	$ 0.0001	$ 0.0001
Share capital - ordinary shares, shares authorized	360,000,000	360,000,000
Share capital - ordinary shares, shares issued	202,783,480	207,785,938
Share capital - ordinary shares, shares outstanding	202,783,480	207,785,938
Treasury stock, shares	334,388

CONSOLIDATED STATEMENTS OF INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenue	$ 395,826	2,491,290	2,356,604	2,217,613
Cost of goods sold	(206,971)	(1,302,653)	(1,192,665)	(1,143,398)
Gross profit	188,855	1,188,637	1,163,939	1,074,215
Sales, marketing and other operating expenses	(161,294)	(1,015,165)	(985,510)	(858,072)
General and administrative expenses	(19,173)	(120,671)	(128,196)	(105,652)
Impairment losses of property and equipment	(2,250)	(14,164)	(3,423)
Other expense			(25,540)
Income from operations	6,138	38,637	21,270	110,491
Interest income	3,679	23,154	23,923	75,335
Interest expense			(1,200)	(2,507)
Dividend income from cost method investments	575	3,616	3,028	3,776
Equity in income of an equity method investee	247	1,552	5,808	5,128
Other income				8,927
Income before income tax expense	10,639	66,959	52,829	201,150
Income tax expense	(4,930)	(31,026)	(36,321)	(61,174)
Net income attributable to China Nepstar Chain Drugstore Ltd.	$ 5,709	35,933	16,508	139,976
Earnings per ordinary share:
Basic	$ 0.03	0.17	0.08	0.67
Diluted	$ 0.03	0.17	0.08	0.66

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Treasury Stock USD ($)	Treasury Stock CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Retained Earnings USD ($)	Retained Earnings CNY	Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. USD ($)	Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. CNY	Noncontrolling Interest CNY
Beginning Balance at Dec. 31, 2008		2,982,639		165				2,823,668		(38,009)		173,650		2,959,474	23,165
Beginning Balance (in shares) at Dec. 31, 2008				208,293,136
Net income		139,976										139,976		139,976
Foreign currency translation adjustment net of tax effect of nil		(476)								(476)				(476)
Comprehensive income		139,500												139,500
Repurchase and retirement of ordinary shares (Note 15) (in shares)				(1,128,400)
Repurchase and retirement of ordinary shares (Note 15)		(16,082)		(1)				(16,081)						(16,082)
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15) (in shares)				2,708,412
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15)		13,302		2				13,300						13,302
Share-based compensation expense (Note 19)		3,003						3,003						3,003
Dividend (Note 17)		(1,321,465)						(1,218,128)				(103,337)		(1,321,465)
Deconsolidation of Yunnan Nepstar		(23,165)													(23,165)
Ending Balance at Dec. 31, 2009		1,777,732		166				1,605,762		(38,485)		210,289		1,777,732
Ending Balance (in shares) at Dec. 31, 2009				209,873,148
Net income		16,508										16,508		16,508
Foreign currency translation adjustment net of tax effect of nil		(3,078)								(3,078)				(3,078)
Comprehensive income		13,430												13,430
Repurchase and retirement of ordinary shares (Note 15) (in shares)				(3,827,082)
Repurchase and retirement of ordinary shares (Note 15)		(36,584)		(3)				(36,581)						(36,584)
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15) (in shares)				1,739,872
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15)		10,149		1				10,148						10,149
Share-based compensation expense (Note 19)		5,781						5,781						5,781
Dividend (Note 17)		(201,301)						(83,301)				(118,000)		(201,301)
Ending Balance at Dec. 31, 2010		1,569,207		164				1,501,809		(41,563)		108,797		1,569,207
Ending Balance (in shares) at Dec. 31, 2010				207,785,938
Net income	5,709	35,933										35,933		35,933
Foreign currency translation adjustment net of tax effect of nil		430								430				430
Comprehensive income		36,363												36,363
Repurchase of ordinary share (Note 15)		(45,522)				(45,522)								(45,522)
Retirement of ordinary share (Note 15) (in shares)				(5,142,102)
Retirement of ordinary share (Note 15)				(3)		43,786		(43,783)
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15) (in shares)				139,644
Issuance of ordinary shares upon exercise of employee share options and ordinary shares granted to employees (Note 15)		554						554						554
Share-based compensation expense (Note 19)		(1,195)						(1,195)						(1,195)
Dividend (Note 17)		(205,172)						(205,172)						(205,172)
Income from disposal of subsidiary to parent company (Note 22(f))		19						19						19
Ending Balance at Dec. 31, 2011	$ 215,170	1,354,254	$ 26	161	$ (276)	(1,736)	$ 198,960	1,252,232	$ (6,535)	(41,133)	$ 22,995	144,730	$ 215,170	1,354,254
Ending Balance (in shares) at Dec. 31, 2011			202,783,480

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Ordinary shares USD ($)	Dec. 31, 2011 Ordinary shares CNY	Dec. 31, 2010 Ordinary shares USD ($)	Dec. 31, 2010 Ordinary shares CNY	Dec. 31, 2009 Ordinary shares USD ($)	Dec. 31, 2009 Ordinary shares CNY	Dec. 31, 2011 Treasury Stock CNY	Dec. 31, 2010 Treasury Stock CNY	Dec. 31, 2009 Treasury Stock CNY	Dec. 31, 2011 Additional Paid-in Capital CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2009 Additional Paid-in Capital CNY	Dec. 31, 2011 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2010 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2009 Accumulated Other Comprehensive Loss CNY	Dec. 31, 2011 Retained Earnings CNY	Dec. 31, 2010 Retained Earnings CNY	Dec. 31, 2009 Retained Earnings CNY	Dec. 31, 2011 Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. CNY	Dec. 31, 2010 Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. CNY	Dec. 31, 2009 Total Equity attributable to China Nepstar Noncontrollin Chain Drugstore Ltd. CNY	Dec. 31, 2011 Noncontrolling Interest CNY	Dec. 31, 2010 Noncontrolling Interest CNY	Dec. 31, 2009 Noncontrolling Interest CNY
Foreign currency translation adjustment, tax effect

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 5,709	35,933	16,508	139,976
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense / (expense reversal)	(190)	(1,195)	5,781	3,003
Depreciation and amortization	9,360	58,913	66,755	63,144
Loss on disposal of property and equipment	573	3,605	3,531	3,728
Gain on deconsolidation of Yunnan Nepstar				(8,927)
Equity in income of an equity method investee	(247)	(1,552)	(5,808)	(5,128)
Deferred income taxes	(759)	(4,776)	112	19,519
Inventory write-downs	1,490	9,379	9,424	8,702
Impairment losses of property and equipment	2,250	14,164	3,423
Changes in operating assets and liabilities (net of effect of acquisitions, disposal and deconsolidation of subsidiaries):
Accounts receivable	(3,053)	(19,215)	(11,161)	(12,793)
Prepayment for purchase of inventory from related parties			38,102	32,204
Amounts due from related parties	1,225	7,709	(5,052)	(2,198)
Prepaid expenses, deposits and other current assets	646	4,063	13,544	8,604
Inventories	(2,093)	(13,173)	(72,914)	(52,727)
Deferred income	(2,726)	(17,156)	17,894	12,009
Accounts payable	6,135	38,613	(21)	46,759
Amounts due to related parties	(1,000)	(6,292)	11,928	8,476
Accrued expenses and other payables	(1,245)	(7,843)	4,718	25,490
Income tax payable	1,108	6,975	13,921	5,439
Net cash provided by operating activities	17,183	108,152	110,685	295,280
Cash flows from investing activities:
(Placement)/release of restricted cash	794	5,000	10,000	(15,000)
Purchase of property and equipment	(4,463)	(28,089)	(56,195)	(53,982)
Proceeds from disposal of property and equipment, and land use right	1,544	9,717	718	413
Proceeds from maturity of held-to-maturity investment securities			400,000	641,000
Payment for acquisitions			(1,979)	(19,078)
Payment for land use right				(8,622)
Investment in time deposits with original maturity over three months	(112,490)	(708,000)	(537,000)	(690,000)
Proceeds from maturity of time deposits with original maturity over three months	160,316	1,009,000	954,000	805,000
Effect of deconsolidation of subsidiaries	3	19		(7,011)
Net cash provided by investing activities	45,704	287,647	769,544	652,720
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of employee share options	88	554	10,149	13,302
Payment for repurchase of ordinary shares	(7,233)	(45,522)	(36,584)	(16,082)
Proceeds from short-term bank loans				610,000
Repayment of short-term bank loans			(470,000)	(140,000)
Dividends paid	(32,599)	(205,172)	(239,932)	(1,282,111)
Net cash used in financing activities	(39,744)	(250,140)	(736,367)	(814,891)
Effect of foreign currency exchange rates on cash	(726)	(4,570)	(3,078)	19
Net increase in cash	22,417	141,089	140,784	133,128
Cash and cash equivalents at beginning of the year	99,588	626,796	486,012	352,884
Cash and cash equivalents at end of the year	122,005	767,885	626,796	486,012
Supplemental disclosure of cash flow information:
Interest paid			(1,639)	(2,068)
Income taxes paid	(4,789)	(30,141)	(19,642)	(31,960)
Accounts payable for purchase of property and equipment	$ 750	4,720	4,968	8,112

PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION
1	PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PRESENTATION

(a)	Principal activities

China Nepstar Chain Drugstore Ltd. (the “Company”) and its subsidiaries (collectively with the Company, the “Group”) are principally engaged in the business of operating retail drugstores in the People’s Republic of China (the “PRC”). The Group’s drugstores provide pharmacy services and sell prescription drugs, non-prescription or over-the-counter drugs, nutritional supplements, herbal products, personal and family care products and convenience products such as snack food and beverages. As of December 31, 2011, the Company, through its subsidiaries, was the owner and operator of 2,395 retail drugstores in 74 cities in Guangdong, Jiangsu, Zhejiang, Liaoning, Shandong, Hunan, Fujian, Sichuan, and Hubei provinces and Shanghai, Tianjin and Beijing municipalities of the PRC under the name of “China Nepstar”. All of the Group’s operations and customers are located in the PRC.

The following list contains the particulars of subsidiaries and an equity method investee which principally affect the consolidated results of operations and financial position of the Company.

Name of subsidiary/investee	Principal activities	Percentage of controlling interest as of December 31,
		2009	2010	2011
Shenzhen Nepstar Pharmaceutical Co., Ltd. (“Nepstar Pharmaceutical”)	Procurement of merchandise for the Group	100%	100%	100%

Weifang Nepstar Pharmaceutical Co., Ltd. (“Weifang Nepstar”)	Procurement of merchandise for the Group	100%	100%	100%

Shanghai Nepstar Chain Co., Ltd. (“Shanghai Nepstar”)	Operation of retail drugstores	100%	100%	100%

Guangzhou Nepstar Chain Co., Ltd. (“Guangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Ningbo Nepstar Chain Co., Ltd. (“Ningbo Nepstar”)	Operation of retail drugstores	100%	100%	100%

Sichuan Nepstar Chain Co., Ltd. (“Sichuan Nepstar”)	Operation of retail drugstores	100%	100%	100%

Jiangsu Nepstar Chain Co., Ltd. (“Jiangsu Nepstar”)	Operation of retail drugstores	100%	100%	100%

Dalian Nepstar Chain Co., Ltd. (“Dalian Nepstar”)	Operation of retail drugstores	100%	100%	100%

Hangzhou Nepstar Chain Co., Ltd. (“Hangzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shandong Minkang Nepstar Chain Co., Ltd. (“Shandong Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shenzhen Nepstar Chain Co., Ltd. (“Shenzhen Nepstar”)	Operation of retail drugstores	100%	100%	100%

Name of subsidiary/investee	Principal activities	Percentage of controlling interest as of December 31,
		2009	2010	2011
Qingdao Nepstar Chain Co., Ltd. (“Qingdao Nepstar”)	Operation of retail drugstores	100%	100%	100%

Tianjin Nepstar Chain Co., Ltd. (“Tianjin Nepstar”)	Operation of retail drugstores	100%	100%	100%

Yunnan Jian Zhijia Chain Drugstore Ltd. (“Yunnan Nepstar”)	Operation of retail drugstores (Note 1(a)(i))	40%	40%	40%

Fuzhou Nepstar Chain Co., Ltd. (“Fuzhou Nepstar”)	Operation of retail drugstores	100%	100%	100%

Hubei Nepstar Chain Co., Ltd. (“Hubei Nepstar”)	Operation of retail drugstores	100%	100%	100%

Beijing Nepstar Chain Co., Ltd. (“Beijing Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shenyang Nepstar Chain Co., Ltd. (“Shenyang Nepstar”)	Operation of retail drugstores	100%	100%	100%

Shenzhen Nepstar E-commerce Co., Ltd. (“Nepstar E-commerce”)	Online retail sales of merchandise	100%	100%	100%

Zaozhuang Nepstar Chain Co., Ltd. (“Zaozhuang Nepstar”)	Operation of retail drugstores	—	100%	100%

Note (i)

Yunnan Nepstar is 40% owned by Nepstar Pharmaceutical, 30% owned by Yunnan Qunxiang Industrial Trading Co., Ltd. (“Qunxiang”), a company 100% beneficially owned by a director of Yunnan Nepstar, and 30% owned by Yunnan Hengyu Industrial Trading Co., Ltd. (“Yunnan Hengyu”), a third party investor. In 1999, Qunxiang assigned Nepstar Pharmaceutical its 30% voting interest right with respect to the corporate, financial and operating actions of Yunnan Nepstar, including the approvals for the appointment of directors, business operating and capital investment plans, financial budgets, and dividends or profit distributions. Under the Articles of Association of Yunnan Nepstar, the approval and resolution of these corporate, financial and operating actions require a majority vote by the shareholders. The assignment of the voting interest right to Nepstar Pharmaceutical was legally binding and irrevocable as long as Nepstar Pharmaceutical remained a 40% shareholder of Yunnan Nepstar. Also, Qunxiang agreed not to dispose its 30% equity interest in Yunnan Nepstar to any parties other than Nepstar Pharmaceutical without receiving Nepstar Pharmaceutical’s prior consent. Since Nepstar Pharmaceutical had legal and unilateral control of the operations of Yunnan Nepstar by virtue of ownership of a majority voting interest held directly (40%) and indirectly through the voting interest right assignment (30%), Yunnan Nepstar was accounted for as a 40%-owned consolidated subsidiary of the Group with 60% noncontrolling interest during the year ended December 31, 2008. On January 5, 2009, the Company announced that its Board of Directors approved the termination of the voting interest right assignment agreement between Qunxiang and Nepstar Pharmaceutical. The termination of the voting interest right assignment was considered by the Board of Directors to be in the long term interest of the Company’s shareholders. Upon the termination of the voting interest right assignment in January 2009, Yunnan Nepstar is no longer a consolidated subsidiary of the Company and instead accounted for under the equity method of accounting. Upon deconsolidation, management remeasured the retained noncontrolling interest in Yunnan Nepstar to its fair value. See Note 10.

(b)	Significant concentrations and risks

As of December 31, 2010 and 2011, the Group held US dollar denominated bank deposits of USD2,947 and USD12,899 (equivalent to RMB19,447 and RMB81,186) respectively, which were placed with financial institutions in the Hong Kong Special Administrative Region (“HKSAR”) of the PRC. Apart from the bank deposits in HKSAR, all of the Group’s bank deposits are with financial institutions in the mainland of the PRC.

(c)	Organization

The Company was incorporated in the Cayman Islands in August 2004 as part of the reorganization of Shenzhen Nepstar Health Chain Drugstore Co., Ltd., a PRC company that operated the retail drugstore business of Shenzhen Neptunus Group Co., Ltd. (“Neptunus Group”), to facilitate the raising of capital from investors outside of the PRC and the Company’s initial public offering (the “Reorganization”). On November 9, 2007, the Company completed its initial public offering of shares in the form of American Depositary Shares (“ADSs”). The Company’s ADSs are traded on New York Stock Exchange under the symbol “NPD”.

In May 2007, the Company carried out a group reorganization whereby it transferred 51% equity interest in each of Shanghai Nepstar, Guangzhou Nepstar, Ningbo Nepstar, Sichuan Nepstar, Jiangsu Nepstar, Dalian Nepstar, Hangzhou Nepstar, Shandong Nepstar, Shenzhen Nepstar, Qingdao Nepstar and Tianjin Nepstar (collectively the “Pre-2009 Regional Companies”) to two PRC companies (the “Transferee Companies”). The Transferee Companies are legally held under the name of the Group’s employees in order to comply with certain PRC rules and regulations in relation to foreign ownership of companies in the PRC engaging in the retail drugstore businesses. The Transferee Companies paid an aggregate consideration of RMB31,794 to the Company for the 51% equity interest in the Pre-2009 Regional Companies, which was financed by loans provided by the Company. In August 2009, Nepstar Pharmaceutical and the Transferee Companies established Fuzhou Nepstar, each holding 49% and 51% equity interests, respectively. The Transferee Companies paid the initial capital contribution of RMB1,530 with the loans provided by Nepstar Pharmaceutical.

In December 2009, Shenzhen Nepstar E-commerce Co., Ltd. (“Nespstar E-commerce”) was set up with 100% of equity interest owned by Nepstar Pharmaceutical to operate the online retail sales of merchandise. Under the PRC regulations, foreign investors are not allowed to own more than 50% of the equity interest in any “value-added telecommunications services” provider, or an entity conducting an internet content distribution business. As a result, in May 2010, Nepstar Pharmaceutical transferred its entire equity interest in Nepstar E-commerce to the two Transferee Companies. In return for the equity transfer, the Transferee Companies paid a total consideration of RMB10,000 (equal to the initial investment by Nepstar Pharmaceutical) to Nepstar Pharmaceutical. The cash of RMB10,000 was financed by a loan from Nepstar Pharmaceutical.

In order to have the same unilateral control and economic risks and rewards as direct legal ownership of the Pre-2009 Regional Companies, Fuzhou Nepstar and Nepstar E-commerce (collectively referred to as “Regional Companies” hereafter), Nepstar Pharmaceutical entered into certain contractual arrangements (the “Contractual Agreements”) with the Regional Companies, the Transferee Companies and their individual legal owners. The terms of the Contractual Agreements are summarized as follows:

Agreements that Retain Control over the Regional Companies

Under the shareholders agreements (namely the Shareholders Agreements and Equity Pledge Agreements) among Nepstar Pharmaceutical and the Transferee Companies, the Transferee Companies are not allowed to transfer their equity interests in the Regional Companies to a third party, nor are the Transferee Companies allowed to pledge, dispose of or create any encumbrance on such equity interests, without the prior written consent of Nepstar Pharmaceutical. In addition, the Transferee Companies agree to delegate all voting power rights as legal shareholders of the Regional Companies to persons designated by Nepstar Pharmaceutical, and agree to delegate their voting rights in the Board of Directors of the Regional Companies to Nepstar Pharmaceutical. The terms of these agreements are indefinite. Further, in accordance with the PRC Property Rights Law, the Equity Pledge Agreements are required to be registered with the relevant government authority. The Company completed the registration of the Equity Pledge Agreements in July 2007.

Agreements that Retain Economic Risks and Rewards of the Regional Companies

Under the Logistics Service and Information Technology Support Agreements, the Trade Name License Agreements entered into between Nepstar Pharmaceutical and each of the Regional Companies, Nepstar Pharmaceutical provides logistic, information technology support and consulting services to the Regional Companies, and allows these companies to use the trade names and trademarks for their operations, in exchange for annual service fees and license fees calculated based on each Regional Company’s gross profit. Under the Supply Agreements entered into between Nepstar Pharmaceutical and each of the Regional Companies, Nepstar Pharmaceutical is a supplier of products sold by these companies’ retail drugstores and the use of other suppliers of products sold by these companies’ retail drugstores requires authorization and approval by Nepstar Pharmaceutical. Nepstar Pharmaceutical has the right to adjust the purchase price at its sole discretion. These agreements will expire on May 27, 2017, and are automatically renewed for additional one-year term on an annual basis unless Nepstar Pharmaceutical gives prior written notice to the respective Regional Companies regarding its decision not to renew these agreements. These agreements allow the Regional Companies’ profits to be transferred to the Company through Nepstar Pharmaceutical.

The respective shareholders agreements referred to above stipulate that unanimous approval of shareholders must be obtained before each of the Regional Companies may distribute dividends and with such approval, dividends may be distributed in accordance with the shareholders’ respective equity interest or in a ratio as otherwise agreed to by the shareholders. In addition, any amounts received by the Transferee Companies from the Regional Companies, including dividends and other distributions on equity interest, shall be deposited in a designated bank account managed by Nepstar Pharmaceutical as security for the loans by Nepstar Pharmaceutical to the two Transferee Companies. The loans have an initial term of one year and are renewable indefinitely at the option of Nepstar Pharmaceutical. Without prior consent of Nepstar Pharmaceutical, these amounts cannot be distributed to the Transferee Companies’ shareholders. Further, Nepstar Pharmaceutical has an exclusive option to acquire all or part of the Transferee Companies’ equity interest in the Regional Companies at a price equal to the respective purchase price initially paid by the Transferee Companies. Nepstar Pharmaceutical also has an exclusive option to acquire all or part of the equity interests in the Transferee Companies from their shareholders at a price equal to the registered capital of these companies.

In the opinion of management, based on consultation with the Company’s PRC legal counsel, the above contractual arrangements are legally binding and enforceable and do not violate current PRC laws and regulations.

According to the Contractual Agreements, the Transferee Companies agree to delegate all the rights to exercise their voting power as shareholders of the Regional Companies to Nepstar Pharmaceutical, and thus the Company has a unilateral controlling financial interest in the Regional Companies. Furthermore, the transfer of 51% legal ownership in the Regional Companies lacked substance for accounting purpose, as the purpose of the transfer was to allow the Company to comply with certain PRC rules and regulations in relation to foreign ownership of companies in the PRC engaging in retail drugstore business. Through the Contractual Agreements, the Company has exclusive authority over all decision-making related to the Regional Company’s major operations and employee compensation and has 100% financial interest (either through dividend distribution or provision of logistic, information technology support and consulting services) in the Regional Companies. As a result, the Regional Companies are consolidated by the Company.

(d)	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with US generally accepted accounting principles (“US GAAP”).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

The Contractual Agreements provide the Company with the legal and unilateral financial control of the Regional Companies and allow the Company to share in all economic risks and rewards of ownership as though the Regional Companies were held through direct legal ownership. Accordingly, the Company has consolidated the Regional Companies as though the entities were wholly-owned subsidiaries. The loans and advance to the Transferee Companies are fully eliminated in consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Significant items subject to such estimates and assumptions include the realizability of inventories, the useful lives and salvage values of property and equipment and intangible assets, the recoverability of the carrying amount of property and equipment, goodwill, intangible assets and investments, the realization of deferred tax assets, the collectability of accounts receivable, the fair values of employee share-based payment arrangements and financial instruments, and accruals of contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results may differ from those estimates.

(c)	Foreign currency transactions and translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company is the US dollar (“USD”), whereas the functional currency of the Company’s subsidiaries in the PRC is the RMB since the PRC is the primary economic environment in which the PRC subsidiaries entities operate. Transactions denominated in currencies other than the functional currency are converted into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are converted into the functional currency using the applicable exchange rates at the balance sheet date.

Assets and liabilities of the Company are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses of the Company are translated at average rates prevailing during the year. Gains and losses resulting from translation of the Company’s financial statements are recorded as a separate component of accumulated other comprehensive loss within shareholders’ equity. In addition, gains and losses on inter-company foreign currency transactions that are of a long-term investment nature are reported as other comprehensive income or loss in the same manner as translation adjustments.

For the convenience of the readers, the December 31, 2011 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00=RMB6.2939, being the noon buying rate for U.S. dollars in effect on December 30, 2011 for cable transfers in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2011 or at any other date.

Since RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand.

(d)	Cash and cash equivalents

Cash and cash equivalents, include interest-bearing time deposits at banks with original maturity within three months.

(e)	Restricted cash

Cash that is restricted as to withdrawal or usage is reported as restricted cash in the consolidated balance sheets and is not included in the beginning or ending balance of cash and cash equivalents in the consolidated statements of cash flows.

Restricted cash of RMB5,000 as of December 31, 2010 represented cash with restrictions imposed by the Administration for Industry & Commerce. There was no restricted cash balance as of December 31, 2011.

(f)	Held-to-maturity investment securities

Investments in debt securities in which the Group has the intent and ability to hold the securities until maturity are classified as held-to-maturity investment securities. Held-to-maturity investment securities are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Interest income from the held-to-maturity investment securities is recognized when earned. Premiums and discounts, if any, are amortized or accreted over the life of the related security as an adjustment to interest income using the effective-interest method.

(g)	Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent amounts due from banks relating to retail sales that are paid or settled by the customers’ debit or credit cards, amounts due from government social security bureaus relating to retail sales of drugs and prescription medicine that are paid or settled by the customers’ medical insurance cards, and amounts due from non-retail customers for sales of merchandise. Accounts receivable are stated net of an allowance for doubtful accounts. The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of specifically identified accounts and aging data. Judgments are made with respect to the collectability of accounts receivable based on customer specific facts and current economic conditions. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance sheet credit exposure related to its customers.

(h)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average cost method. The Group carries out physical inventory counts on a quarterly basis at each store and warehouse location and records write-downs to inventories for shrinkage losses and damaged merchandise that are identified during the inventory counts. Write-downs due to shrinkage losses and damaged merchandise for the years ended December 31, 2009, 2010 and 2011 were RMB8,702, RMB9,424 and RMB9,379, respectively, and are included in cost of goods sold.

(i)	Long-lived assets

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation or amortization. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ estimated salvage value. Leasehold improvements are amortized over the shorter of the original lease term or the estimated useful life of the assets. The estimated useful lives of the Group’s property and equipment are as follows:

Store buildings	20 years
Store fixture and equipment	5 years
Motor vehicles	5 years
Software	10 years

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations, which are not individually identified and separately recognized.

Intangible assets

The Group’s intangible assets represent favorable lease contracts and operating rights acquired in business combinations (see Note 8). The favorable lease contracts are amortized over the remaining lease term. Operating rights are indefinite-lived intangible assets, which are not amortized but are reviewed for impairment annually or when events or circumstances indicate that the asset may be impaired.

Impairment of long-1ived assets

Long-lived assets, including property and equipment and intangible assets that are subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset group to estimated undiscounted future cash flows expected to be generated by the asset group. If the carrying amount of an asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset group exceeds the fair value of the asset group. Impairment of long-lived assets of nil, RMB3,423 and RMB14,164 was recognized for the years ended December 31, 2009, 2010 and 2011 respectively (see Note 7).

Goodwill is reviewed for impairment at least annually. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

The Group performs annual impairment test of goodwill as of December 31, and when a triggering event occurs between annual impairment tests. No impairment of goodwill was recognized for the years ended December 31, 2009, 2010 and 2011.

(j)	Cost and equity method investments

Investments in the stock of an investee where the Group does not have the ability to exercise significant influence over the operating and financial policies of the investees are accounted for under the cost method. Under the cost method of accounting, the Group records an investment in the equity of an investee at cost, and recognizes in income the amount of dividends received or receivable that are distributed from net accumulated earnings of the investee since the date of acquisition.

Investments in the stock of an investee, where the Group does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as equity in income (loss) of an equity method investee in the consolidated statements of income.

The Group recognizes an impairment loss when a series of operating losses of an investee or other factors may indicate that a decline in value below the carrying amount of the investment has occurred which is other than temporary. The process of assessing and determining whether impairment on a particular equity investment is other-than-temporary requires significant judgment. To determine whether an impairment is other-than-temporary, management considers whether the Group has the ability and intent to hold the investment until recovery and considers whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to year end, and forecasted performance of the investee. Based on management’s evaluation, no impairment charges related to the Group’s investments were recognized for any of the periods presented.

(k)	Land use right

Land use right represents the cost of the right to use land in the PRC. The land use right is carried at cost and charged to expense on a straight-line basis over a period of the right of 50 years.

(l)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group recognizes in the consolidated financial statements the impact of a tax position if, based on the technical merits of the position, that position is more likely than not of being sustained upon examination. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits as interest expense and a component of general and administrative expenses, respectively, in the consolidated statements of income.

(m)	Revenue recognition

Revenue from sales of prescription medicine at the drugstores is recognized when the prescription is filled and the customer picks up and pays for the prescription. Revenue from sales of other merchandise at the drugstores is recognized at the point of sale, which is when the customer pays for and receives the merchandise. Revenue from sales of merchandise to non-retail customers is recognized when the following conditions are met: 1) persuasive evidence of an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); 2) delivery of goods has occurred and risks and benefits of ownership have been transferred, which is when the goods are received by the customer at its designated location in accordance with the sales terms (Customer acceptance notes provide evidence of delivery); 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. Historically, sales returns were immaterial.

The Group’s revenue is recognized net of value added tax (“VAT”) collected on behalf of tax authorities in respect of the sale of merchandise. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the balance sheet until it is paid to the tax authorities.

The Group has introduced a Nepstar shopper’s card program (the “Program”). Under the Program, the Group’s retail customers deposit certain amount of cash into the pre-paid cards issued by the Group for future purchases of merchandise at the Group’s drugstores, and receive free products (which are in the form of low-value products sold at the Group’s stores) or a cash coupon to be used as a credit for a future purchase. The unused portion of the pre-paid cards as of the balance sheet date is recorded as deferred income, and recognized as revenue when a customer uses the card for subsequent purchase of merchandise. At the point of sale of the pre-paid cards, the cost of the free product is recognized as an expense. The amount attributable to the cash coupon is deferred as a liability and recognized in the income statement upon usage. For all the years presented, the total amount of the free products and cash coupons recognized in the consolidated statements of income was immaterial.

(n)	Government grants

Government grants are initially recognized in balance sheet when there is reasonable assurance that the grants will be received and the Group will comply with the relevant conditions attaching to them. Grants that compensate the Group for expenses to be incurred are recognized in other income on a systematic basis in the same periods in which the expenses are incurred.

For the years ended December 31, 2009, 2010 and 2011, government grants of RMB1,078, nil and nil, respectively, was recognized as a credit to general and administrative expenses in the consolidated statements of income.

(o)	Advertising and promotion costs

Advertising and promotion costs are expensed as incurred. Advertising and promotion costs amounted to RMB7,941, RMB10,284 and RMB9,904, for the years ended December 31, 2009, 2010 and 2011, respectively and are included in sales, marketing and other operating expenses in the consolidated statements of income.

(p)	Store opening costs

Expenditures related to the opening of new drugstores, other than expenditures for property and equipment, are expensed when incurred.

(q)	Vendor allowances

Vendor allowances are recorded as a reduction to the carrying value of inventories and subsequently recognized in cost of goods sold when the inventories are sold, unless the allowances are specifically identified as reimbursements for advertising, promotion and other services, in which case the allowances are recognized as a reduction of the related advertising and promotion costs.

For the years ended December 31, 2009, 2010 and 2011, the Company recognized vendor allowances of RMB41,072, RMB55,667 and RMB76,067 in cost of goods sold, and RMB9,753, RMB11,952 and RMB10,387 as a reduction of advertising and promotion costs, respectively.

(r)	Warehouse, buying and distribution costs

Warehouse and buying costs represent primarily rental expenses for warehouses, staff cost and other expenses incurred in warehousing and purchasing activities. Distribution costs represent the costs of transporting the merchandise from warehouses to stores. Warehouse, buying and distribution costs are expensed as incurred and are included in sales, marketing and other operating expenses. Warehouse and buying costs amounted to RMB28,175, RMB30,132 and RMB36,225 and distribution costs amounted to RMB8,224, RMB12,730 and RMB11,707 for the years ended December 31, 2009, 2010 and 2011, respectively.

(s)	Operating leases

The Group leases premises for retail drugstores, warehouses and offices under non-cancelable operating leases. Operating lease payments are expensed on a straight-line basis over the term of lease. A majority of the Group’s retail drugstore leases have a 5-year term with a renewal option upon the expiry of the lease. The Group has historically been able to renew a majority of its drugstores leases. Under the terms of the lease agreements, the Group has no legal or contractual asset retirement obligations at the end of the lease.

(t)	Retirement and other postretirement benefits

Contributions to defined contribution retirement plans are charged to the consolidated statements of income as and when the related employee service is provided. The Group does not have any defined benefit retirement plans.

(u)	Share-based payments

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes that cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.

(v)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to the Group by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share reflects the potential dilution that would occur upon the exercise of outstanding options and the vesting of non-vested shares granted. Ordinary share equivalents are excluded from the computation of the diluted earnings per share when their effect would be anti-dilutive.

(w)	Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Historically, the Group has experienced no product liability claims.

(x)	Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer. The Group has one reportable operating segment, which is the retail drugstore business. Geographic information is not presented because all of the Group’s operations and customers are located in the PRC.

(y)	Fair value measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and the assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Fair value is an exit price, defined as a market-based measurement that represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Fair value measurements are based on one or more of the following three valuation techniques:

Market

This approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

Income

This approach uses valuation techniques to convert future amounts to a single present value amount based on current market expectations.

Cost

This approach is based on the amount that would be required to replace the service capacity of an asset

FASB ASC Subtopic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Group did not have any financial assets and liabilities or nonfinancial assets and liabilities that are measured at fair value on a recurring or nonrecurring basis as of December 31, 2010 and 2011.

(z)	Recently issued accounting standards

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). The new standard is effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Company expects that the adoption of ASU 2011-11 in 2013 will not have a material impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company implemented the provisions of ASU 2011-08 as of January 1, 2012.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Under this ASU, an entity will have the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. For a public entity, the ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Company plans to implement the provisions of ASU 2011-05 by presenting a single continuous statement of comprehensive income in 2012.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standard does not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. A public entity is required to apply the ASU prospectively during interim and annual periods beginning after December 15, 2011. Management believes the adoption of ASU 2011-04 is not expected to have a significant impact on its consolidated financial statements.

CASH, CASH EQUIVALENTS AND BANK DEPOSITS	12 Months Ended
Dec. 31, 2011
CASH, CASH EQUIVALENTS AND BANK DEPOSITS
3	CASH, CASH EQUIVALENTS AND BANK DEPOSITS

As of December 31, 2010 and 2011, the amount of cash and cash equivalents and bank deposits by original maturity was as follows:

	December 31,
	2010	2011
	RMB	RMB

Cash and cash equivalents	626,796	767,885

Short-term time deposits with original maturity over three months but within one year	513,000	43,000

Long-term time deposits with original maturity between one and two years	—	169,000

As of December 31, 2010 and 2011, cash and cash equivalents include US Dollar denominated bank deposits of USD16,957 and USD12,899 (equivalent to RMB111,916 and RMB81,186), respectively.

As of December 31, 2011, the interest rate of time deposits range from 3.3% to 4.4% per annum with a weighted average original maturity of 16.5 months. The Group places its cash in financial institutions with sound credit rating.

Short-term time deposits with original maturity over three months but within one year has been reclassified to conform with the current year presentation.

ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
4	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable consist of the following:

	December 31,
	2010	2011
	RMB	RMB
Accounts receivable due from:
Banks	787	1,176
Social security bureaux	66,268	84,185
Non-retail customers	16,823	17,576

	83,878	102,937
Less: allowance for doubtful accounts	(156)	—

Accounts receivable, net	83,722	102,937

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2009, 2010 and 2011.

	December 31,
	2009	2010	2011
	RMB	RMB	RMB

Balance at the beginning of the year	966	596	156
Reversal of bad debt expense	—	(377)	—
Write-off of accounts receivable	(370)	(63)	(156)

Balance at the end of the year	596	156	—

Historically, the amount of write-offs of accounts receivable has been immaterial and the Group has been able to collect substantially all amounts due from customers.

PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS
5	PREPAID EXPENSES, DEPOSITS AND OTHER CURRENT ASSETS

Prepaid expenses, deposits and other current assets consist of the following:

	December 31,
	2010	2011
	RMB	RMB

Prepaid rental	88,993	93,975
Rental deposits	365	461
Prepayments for purchases of merchandise	11,104	2,532
Advances to employees	2,257	2,528
Deferred tax charge on unrealized profits on inter-company sales	5,886	7,200
Store consumables and supplies	10,707	9,724
Accrued interest income	4,608	1,381
Other prepaid expenses and deposits	3,830	5,030

	127,750	122,831

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
6	INVENTORIES
Inventories consist of the following:

	December 31,
	2010	2011
	RMB	RMB

Merchandise in stores	255,219	283,282
Merchandise in warehouses	178,046	153,776

	433,265	437,058

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
7	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2010	2011
	RMB	RMB

Store buildings	14,617	14,617
Leasehold improvements	248,471	192,902
Store fixture and equipment	155,995	145,511
Software	31,882	33,596
Motor vehicles	14,855	14,827

	465,820	401,453
Less: Accumulated depreciation and amortization	(273,801)	(259,636)

	192,019	141,817

Total depreciation and amortization expense of property and equipment for the years ended December 31, 2009, 2010 and 2011 was RMB61,480, RMB66,440 and RMB58,722, respectively, of which RMB55,802, RMB56,998 and RMB48,665 was recorded in sales, marketing and other operating expenses and RMB5,678, RMB9,442 and RMB10,057 was recorded in general and administrative expenses. No depreciation and amortization expense was included in cost of goods sold for the years presented because the Company’s business does not involve manufacturing of merchandise and the amount of depreciation and amortization of property and equipment relating to warehousing and transporting the merchandise to store locations is not material.

The Group recognized impairment losses of nil, RMB3,423 and RMB14,164 for the years ended December 31, 2009, 2010 and 2011 respectively in respect of leasehold improvements and store fixture of certain loss-making drugstores. The Group determined that the carrying amounts of these leasehold improvements and store fixture would not be recoverable through future cash flows. The fair value of the property and equipment was based on the discounted estimated cash flows expected to generated from the use and eventual disposal of these assets.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
8	ACQUISITIONS

During the year ended December 31, 2009, the Group entered into definite agreements with Beijing Xiang Yun Kang Drugstore, Wenzhou Ren Ren Hao Chain Drugstore Co., Ltd. and Shanghai Riye Chain Co., Ltd. (“Shanghai Riye”) to acquire six, eight and five stores, respectively in order to expand its retail store network. These acquisitions were approved by the investment committee of the Company. During the year ended December 31, 2010, the Group completed three business combinations in which it acquired six stores from Beijing Xiang Yun Kang Drugstore, eight stores from Wenzhou Ren Ren Hao Chain Drugstore Co., Ltd., and three stores from Shanghai Riye. The Group accounted for these business combinations using the acquisition method of accounting. The total aggregate purchase price of RMB12,775 was allocated to the identifiable assets acquired and liabilities assumed based on their fair value as of the respective acquisition dates with the amount of RMB10,627 being recognized as goodwill. Acquisition related costs were expensed as incurred and included in general and administrative expenses in the consolidated statements of income.

As of December 31, 2010, acquisition deposits of RMB2,000 related to the amount paid to Shanghai Riye for the proposed acquisition of the remaining two stores. The proposed acquisition of one store from Shanghai Riye was completed in the first quarter of 2011. The proposed acquisition of the other store is not expected to be executed according to the terms of acquisition agreement. The related deposit of RMB 1,000 has been received in full in March 2012.

The Group accounted for the above business combination using the acquisition method of accounting. The purchase price of RMB1,000 was allocated to the identifiable assets acquired and liabilities assumed based on their fair value as of the respective acquisition dates with an amount of RMB730 being recognized as goodwill. Acquisition related costs were expensed as incurred and included in general and administrative expenses in the consolidated statements of income.

The primary purpose of these acquisitions was to gain presence in new geographic areas or increase market share in existing geographic areas so as to gain regional operational synergy in drugstore operations.

A summary of the identifiable assets acquired and liabilities assumed in connection with these acquisitions are as follows:

	10,6270	10,6270
	Year ended December 31,
	2010	2011
	RMB	RMB

Total aggregate purchase price	12,775	1,000

Property and equipment	266	—
Operating rights (Note 9(a))	2,509	359
Deferred tax liability	(627)	(89)

Net assets acquired and liabilities assumed	2,148	270

Goodwill	10,627	730

Goodwill arising from these business combinations is not deductible for income tax purpose. No pro forma financial information as if the acquisitions had occurred on January 1, 2010 or 2011 has been provided since the effect would not be material to the Group’s consolidated financial condition or results of operations.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS
9	GOODWILL AND OTHER INTANGIBLE ASSETS

(a) Intangible assets, net

	10,6270	10,6270
	December 31,
	2010	2011
	RMB	RMB
Amortized intangible assets
Favorable lease contracts
Cost	3,692	3,692
Less: Accumulated amortization	(3,282)	(3,473)

	410	219

Unamortized intangible assets
Operating rights (Note 8)	2,509	2,868

Total intangible assets	2,919	3,087

As of December 31, 2010 and 2011, the Group’s amortized intangible assets represented favorable lease contracts acquired in business combinations. The Group amortizes these favorable lease contracts on a straight-line basis over the remaining lease term ranging from 2 to 6 years from the date of acquisition.

Amortization expense for intangible assets was RMB1,664, RMB315 and RMB191 for the years ended December 31, 2009, 2010 and 2011, respectively and was included in general and administrative expenses.

Operating right represents the legal right acquired in business combination to operate drugstores in certain area where only one drugstore is permitted to operate according to governmental regulations. Management believes there is no foreseeable limit on the period of time over which the operating right is expected to contribute to the cash flow of the Group. As a result, the operating right is considered to have an indefinite life.

(b) Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 were as follows:

	December 31,
	2010	2011
	RMB	RMB

Gross goodwill as of January 1	40,462	51,089
Goodwill acquired during the year (Note 8)	10,627	730

Gross goodwill as of December 31	51,089	51,819
Accumulated impairment losses	—	—

Net goodwill as of December 31	51,089	51,819

EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2011
EQUITY METHOD INVESTMENT
10	EQUITY METHOD INVESTMENT

The equity method investment represents the 40% equity interest in Yunnan Nepstar, a non-public retail drugstore operating company. Upon the approval by the Company’s Board of Directors on the termination of the voting interest right assignment in January 2009 (see Note 1(a)), the investment in Yunnan Nepstar was deconsolidated and accounted for under the equity method of accounting. Upon deconsolidation, a gain of RMB8,927 was recognized in other income in 2009. The gain was measured as the difference between a) the aggregate of the fair value of the Company’s retained 40% equity interest and the carrying amount of the former 60% noncontrolling interest in Yunnan Nepstar, and b) the carrying amount of Yunnan Nepstar’s assets and liabilities. The fair value of the Company’s retained 40% equity interest in Yunnan Nepstar was determined using a market approach by reference to the market observable earning multiples of other comparable companies in the same industry and applying an appropriate marketability discount for illiquidity.

The excess of carrying amount of equity method investment over the Company’s share of net assets of Yunnan Nepstar was RMB8,927 at both December 31, 2010 and 2011. In accordance with ASC Topic 350, this equity-method goodwill is not amortized; however, the investment is analyzed for impairment. No impairment was recognized for the equity method investment during the years ended December 31, 2009, 2010 and 2011.

OTHER EXPENSE	12 Months Ended
Dec. 31, 2011
OTHER EXPENSE
11	OTHER EXPENSE

The Company converted the net US dollar proceeds received from the initial public offering into Renminbi in 2007 and 2008. During the year ended December 31, 2010, the Company was notified by the State Administration of Foreign Exchange (“SAFE”) that, as the purposes for the conversion of the net proceeds as stated at the time of the conversion was not entirely consistent with the subsequent use of such proceeds, the SAFE imposed a monetary penalty of RMB25,540 against the Company. The penalty was paid in July 2010.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
12	INCOME TAXES

Cayman Islands Tax

Under the current law of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong Tax

Although not incorporated in Hong Kong, the Company is considered as a Hong Kong tax resident since it is a company primarily managed and controlled in Hong Kong. The Company is subject to Hong Kong profits tax on income arising in or derived from Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as the Company derived no taxable income from Hong Kong for the years ended December 31, 2009, 2010 and 2011. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

PRC Corporate Income Tax

Each of the Company’s PRC subsidiaries files stand-alone tax returns and the Group does not file a consolidated tax return.

Effective from January 1, 2008, the Company’s PRC subsidiaries are subject to income tax at the statutory income tax rate of 25% under the new Corporate Income Tax Law of the PRC (“new tax law”), unless otherwise specified.

The new tax law and its relevant regulations provide transitional rates for entities operating in the Shenzhen and Zhuhai Special Economic Zones, which are 20%, 22%, 24%, and 25%, for 2009, 2010, 2011 and 2012 onwards, respectively. The Company’s PRC subsidiaries operating in the Shenzhen and Zhuhai Special Economic Zones are subject to these transitional rates.

Under the new tax law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company has determined that it qualifies for the 5% withholding tax rate.

The Group’s earnings before income tax expense consist of:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

PRC	209,105	60,456	67,004
Non-PRC	(7,955)	(7,627)	(45)

Earnings before income tax expense	201,150	52,829	66,959

Income tax expense in the consolidated statements of income consists of:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Current tax expense	41,655	36,209	35,802
Deferred tax expense/(benefit)	19,519	112	(4,776)

Income tax expense	61,174	36,321	31,026

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2009, 2010 and 2011, to earnings before income taxes is as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Computed “expected” tax expense	50,288	13,207	16,740
Effect of tax rate differential	(7,108)	(1,797)	(1,345)
PRC dividend withholding tax	7,696	(1,263)	680
Effect of deferred income tax recognized upon deconsolidation of Yunnan Nepstar	3,722	—	—
Non-deductible expenses:
- Disallowed rental expenses	7,215	10,010	8,527
- Penalty imposed by SAFE	—	5,951	—
- Others	2,255	272	430
Non-taxable income	(751)	(667)	(872)
Effect of deemed interest income	—	—	624
Release of unrecognized tax benefits due to expiration of the statute of limitations	—	—	(2,421)
Change in valuation allowance	(2,143)	10,608	8,663

Actual income tax expense	61,174	36,321	31,026

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2010 and 2011 are presented below.

	December 31,
	2010	2011
	RMB	RMB
Deferred tax assets:

- Tax loss carryforwards	32,017	36,722
- Inventories	2,005	1,487
- Accrued expenses	1,736	501
- Accrual for membership reward program	769	141
- Impairment of property and equipment	852	3,714

Total gross deferred tax assets	37,379	42,565
Valuation allowance	(32,015)	(37,405)

Total deferred tax assets	5,364	5,160

Deferred tax liabilities:

- PRC dividend withholding taxes	(7,504)	(2,184)
- Equity method investment	(8,688)	(9,076)
- Intangible assets	(730)	(772)

Total deferred tax liabilities	(16,922)	(12,032)

Net deferred tax liabilities	(11,558)	(6,872)

Classification on consolidated balance sheet:

Deferred tax assets:
- Current	3,551	2,009
- Non-current	1,813	3,151

Deferred tax liabilities:
- Non-current	(16,922)	(12,032)

For the years ended December 31, 2009, 2010 and 2011, the change in valuation allowance was a decrease of RMB2,509, an increase of RMB9,941 and an increase of RMB5,390, respectively. The change in valuation allowance for the year ended December 31, 2011 was primarily due to the net effect of (i) the additional valuation allowance of RMB10,774 recorded against the deferred tax assets of subsidiaries which were at cumulative losses, (ii) the utilization of tax loss carryforwards of which valuation allowance of RMB809 was previously provided and the reduction in valuation allowance amounting to RMB1,302 in respect of a subsidiary which turned into cumulative profit during the year, and (iii) the derecognition of deferred tax assets and the related valuation allowance of RMB3,273 upon expiration of unutilized tax loss carryforwards.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Group will realize the benefits of the deferred tax assets, net of the existing valuation allowance as of December 31, 2010 and 2011. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2011, the tax loss carryforwards of the Group amounted to RMB146,886, of which RMB11,311, RMB44,028, RMB10,773, RMB44,620 and RMB36,154 will expire, if unused, by end of 2012, 2013, 2014, 2015 and 2016, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Balance as at January 1	12,899	17,547	25,194
Additions based on tax positions related to current year	4,648	7,647	8,242
Expiration of the statute of limitations	—	—	(2,421)

Balance as at December 31	17,547	25,194	31,015

The unrecognized tax benefits as of December 31, 2009, 2010 and 2011 are the potential benefits that, if recognized, would affect the effective tax rate. The unrecognized tax benefits mainly represent rental expenses taken on the tax returns in which the deductibility of such expenses does not meet the more likely than not threshold. As of December 31, 2010, the amount of unrecognized tax benefits was included in income tax payable of RMB52,520. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalty expenses were recorded for the years ended December 31, 2009, 2010 and 2011.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The tax returns of the Company’s PRC subsidiaries for the tax years beginning in 2006 are subject to examination by the relevant tax authorities.

ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
13	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	December 31,
	2010	2011
	RMB	RMB

Accrued payroll and employee benefits	58,838	59,778
Other accrued expenses (Note (a))	40,020	19,658
Payable for purchases of property and equipment	4,968	4,720
Deposits received (Note (b))	2,540	2,582
VAT and other taxes payable	24,964	31,383

	131,330	118,121

Notes:

(a)	Amounts represent primarily accrued rental, utilities, advertising and other sundry expenses.
(b)	Amounts represent primarily deposits from non-retail customers for purchase of inventory.

DEFERRED INCOME	12 Months Ended
Dec. 31, 2011
DEFERRED INCOME
14	DEFERRED INCOME

Deferred income consists of the following:

	December 31,
	2010	2011
	RMB	RMB

Deferred revenue arising from Shopper’s Card Program (Note 2(m))	26,102	10,662
Deferred rebate income	18,794	17,078

	44,896	27,740

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
15	ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended, authorizes the Company to issue 360,000,000 shares with a par value of USD0.0001 per share.

For the years ended December 31, 2009, 2010 and 2011, the Company issued 2,708,412, 1,559,872 and 119,644 ordinary shares, respectively, to employees upon the exercise of vested share options.

On March 2, 2010, the Company granted and issued an aggregate of 150,000 fully vested ordinary shares to its three independent directors. The grant of the shares to the independent directors was made in exchange for their forfeiture of 150,000 options granted in November 2007 (See Note 19). The Company also issued 30,000 and 20,000 ordinary shares, respectively, in the years ended December 31, 2010 and 2011 upon vesting of non-vested ordinary shares granted to an executive officer on March 2, 2010 (see Note 19). The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.

On August 26, 2008, the Board of Directors of the Company authorized a share repurchase program (“The 2008 Program”). The 2008 Program allowed the Company, from time to time and before December 27, 2009, to purchase up to 40,000,000 of its outstanding ordinary shares in the form of ADS from the open market. On August 13, 2010, the Board of Directors of the Company authorized another share repurchase program (“The 2010 Program”). The 2010 Program allows the Company, from time to time and during a 12-month period starting from August 13, 2010, to purchase up to USD20,000,000 of its outstanding ordinary shares in the form of ADS from the open market. On August 19, 2011, the Board of Directors of the Company authorized another share repurchase program (“The 2011 Program”). The 2011 Program allows the Company, from time to time and during a 12-month period starting from August 19, 2011, to purchase up to USD20,000,000 of its outstanding ordinary shares in the form of ADS from the open market. During the years ended December 31, 2009, 2010 and 2011, the Company repurchased 1,128,400, 3,827,082 and 5,476,490 of its ordinary shares for a total purchase price of USD2,356 (equivalent to RMB16,082), USD5,371 (equivalent to RMB36,584), and USD7,233 (equivalent to RMB45,522), respectively. As of December 31, 2009 and 2010, all of the repurchased shares had been retired. As of December 31, 2011, 334,388 of the total 5,476,490 ordinary shares repurchased in 2011 has not been retired and is presented as treasury stock in the consolidated balance sheet.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
16	STATUTORY RESERVES

Under the PRC rules and regulations, the Company’s PRC subsidiaries are required to transfer 10% of the net profit, as determined in accordance with the relevant PRC laws and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of the subsidiary’s registered capital. The transfer to this reserve must be made before distribution of dividends to shareholders can be made. The statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by issuance of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issuance is not less than 25% of the registered capital.

For the years ended December 31, 2009, 2010 and 2011, the Company’s PRC subsidiaries made appropriations to the statutory surplus reserve of RMB9,257, RMB29,383 and RMB23,062 respectively. The accumulated balance of the statutory surplus reserve as of December 31, 2010 and 2011 was RMB72,137 and RMB95,199 respectively. No equivalent amounts were appropriated by the Company.

DIVIDEND	12 Months Ended
Dec. 31, 2011
DIVIDEND
17	DIVIDEND

On March 13, 2009, the Board of Directors of the Company approved the payment of a cash dividend of USD0.175 per ordinary share, totaling USD36,254 (equivalent to RMB247,908 at the exchange rate on March 13, 2009), to the ordinary shareholders on record as of close of business on April 16, 2009. As approved by the Board of Directors of the Company, RMB144,571 of the dividends was paid out of additional paid-in capital. The cash dividends were fully paid during the year ended December 31, 2009.

On August 24, 2009, the Board of Directors of the Company declared a special cash dividend of USD0.75 per ordinary share, totaling USD157,164 (equivalent to RMB1,073,557 at the exchange rate on August 24, 2009), to the ordinary shareholders on record as of close of business on September 25, 2009. As approved by the Board of Directors of the Company, the entire amount of the special dividend was paid out of additional paid-in capital. USD152,027 was paid as of December 31, 2009, and the remaining balance was paid in April 2010.

On March 3, 2010, the Company’s Board of Directors approved the payment of a cash dividend of USD0.14 per ordinary share, totaling USD29,491 (equivalent to RMB201,301 at the exchange rate on March 3, 2010), to the ordinary shareholders on record as of close of business on April 2, 2010. As approved by the Board of Directors of the Company, USD12,621 of the dividends was paid out of additional paid-in capital. The cash dividends were fully paid during the year ended December 31, 2010.

On January 18, 2011, the Board of Directors of the Company declared a special cash dividend of USD0.15 per ordinary share, totaling USD31,168 (equivalent to RMB205,172 at the exchange rate on January 18, 2011), to the ordinary shareholders on record as of close of business on January 31, 2011. As approved by the Board of Directors of the Company, the entire amount of the special dividends was paid out of additional paid-in capital. The special dividends were fully paid during the year ended December 31, 2011.

REVENUE	12 Months Ended
Dec. 31, 2011
REVENUE
18	REVENUE

Revenue by each major product categories is analyzed as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Prescription drugs	515,472	503,403	495,352
Over-the-counter drugs	818,919	866,634	911,412
Nutritional supplements	455,343	452,642	450,714
Herbal products	80,549	86,873	99,627
Other product sales	347,330	447,052	534,185

	2,217,613	2,356,604	2,491,290

Certain pharmaceuticals sold in the PRC, primarily those included in the PRC’s published Medical Insurance Catalogue and those pharmaceuticals whose production or trading are deemed to constitute monopolies by the PRC government, are subject to retail price controls in the form of fixed prices or price ceilings. The fixed prices or the price ceilings of such pharmaceuticals are published by the national and provincial price administration authorities from time to time. The controls over retail prices could have a corresponding effect on Group’s pricing strategy. The prices of pharmaceuticals that are not subject to price controls are determined freely at the Group’s discretion, and in certain cases subject to notification to the provincial pricing authorities. Certain of the Group’s pharmaceutical merchandise are subject to price controls and accordingly, the price of such products could not be increased at the Group’s discretion above the relevant controlled price ceiling without prior governmental approval. In addition, the price of such products may also be adjusted downward by the relevant government authorities in the future. Such price controls, especially downward price adjustment, may negatively affect the Group’s revenue and profitability. For the years ended December 31, 2009, 2010 and 2011, approximately 8% and 31% and 30% respectively of the Group’s revenue was generated from products that are subject to government pricing controls.

None of the Group’s customers contributed 10% or more of the Group’s revenue for the years ended December 31, 2009, 2010 and 2011.

SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2011
SHARE-BASED PAYMENTS
19	SHARE-BASED PAYMENTS

Pre-IPO Option Scheme

On August 30, 2005, the Company’s Board of Directors (“Board”) and shareholders approved and adopted a share option plan, which was subsequently amended and restated on March 20, 2006 (the “Pre-IPO Option Scheme”). Under such scheme, the directors may, at their discretion, grant options to the directors and employees of the Group (each a “Grantee”) to subscribe for ordinary shares of the Company. The Pre-IPO Option Scheme shall be valid and effective for a period commencing on August 30, 2005 and ending on the day immediately prior to the listing date on which trading in the Company’s shares first commence on a stock exchange approved by the Board (the “Listing Date”).

Under the Pre-IPO Option Scheme, the Grantee shall not in any way sell, transfer, charge, mortgage, encumber or create any interest (whether legal or beneficial) in favor of any third party over or in relation to the options or enter into any agreement to do so, except for transfer solely for tax planning purpose. Any breach of the foregoing by a Grantee shall render all outstanding options of such Grantee be automatically cancelled. In the event that on or before the Listing Date, a Grantee ceases to be employed by a member of the Group for any reason, the options granted to such Grantee shall be forfeited on the date of cessation and will not be exercisable, unless the Board otherwise determines that the options will remain exercisable for an additional period which shall not extend beyond the expiration of the original option period.

Pursuant to the Pre-IPO Option Scheme, in addition to meeting the service or vesting criterion as discussed below, the exercise of the options is conditional upon meeting a performance criterion, which is the initial public offering of the Company’s ordinary shares on a stock exchange internationally recognized and duly approved by the Company’s Board of Directors and such offering meets a Qualified IPO. A Qualified IPO is defined as a firm commitment underwritten initial public offering of the Company’s ordinary shares on a stock exchange internationally recognized and duly approved by the Company’s Board of Directors, that values the Company at no less than USD250,000 immediately prior to the IPO and that results in aggregate proceeds to the Company of USD50,000, net of offering costs. The exercise period and life of the options expire five years after a Qualified IPO.

On August 30, 2005, the Board granted 1,000,000 options with a grant-date fair value of approximately USD0.40 per option, or USD400 (RMB3,245) in aggregate, to certain directors, officers and employees to acquire ordinary shares of the Company. Each of these options allows the Grantee to acquire one ordinary share of the Company at an exercise price of USD0.075 per share. 25% of the options granted on August 30, 2005 vested immediately on the date of grant. The remaining 75% of the options vested over a three year period in twelve equal three-monthly installments.

On March 20, 2006, the Board granted 6,680,000 options with a grant-date fair value of approximately USD0.11 per option, or USD735 (RMB6,063) in aggregate, to certain directors, officers and employees to acquire ordinary shares of the Company. On September 1, 2006, the Board granted 1,000,000 options with a grant-date fair value of approximately USD0.14 per option, or USD140 (RMB1,144) in aggregate, to a senior officer to acquire ordinary shares of the Company. Each of the options granted in 2006 allowed the Grantee to acquire one ordinary share of the Company at an exercise price of USD0.75 per share. 25% of the options granted in 2006 vested immediately on the respective dates of the grant. The remaining 75% of the options vested over a four year period in eight equal six-monthly installments.

The fair value of the share options granted under the Pre-IPO Option Scheme was estimated using the Black-Scholes option pricing model based on following assumptions at the date of grant:

	Awards granted on August 30, 2005	Awards granted on March 20, 2006	Awards granted on September 1, 2006

Expected dividend yield	0%	0%	0%
Expected volatility	39.17%	36.80%	35.19%
Risk-free interest rate	4.69%	5.26%	5.27%
Expected life (in years)	4.85	4.59	4.30
Estimated fair value of underlying ordinary shares
(USD per share)	0.46	0.49	0.57

The expected volatility of the Company’s ordinary shares was based on the average volatility of seven comparable companies in the drugstore industry. At the time these options were issued, the Company’s ordinary shares were not listed in any exchange and therefore did not have a trading history. The Company estimated the volatility of its ordinary share price by referring to the average volatility of these comparable companies as management believed that the average volatility of such companies was a reasonable benchmark to use in estimating the expected volatility of the Company’s ordinary shares.

The share-based compensation expense of pre-IPO option scheme is allocated as follows:

	December 31,
	2009	2010	2011
	RMB	RMB	RMB

Sales, marketing and other operating expenses	73	18	—
General and administrative expenses	13	51	—

Total share-based compensation expense	86	69	—

As of December 31, 2011, all of the share options under the Pre-IPO Scheme have been vested and the Company did not have any unrecognized share-based compensation expense related to unvested options issued under the Pre-IPO Scheme.

2007 Share Incentive Plan

On June 30, 2007, the Company’s shareholders adopted the 2007 Share Incentive Plan (the “2007 Plan”). The 2007 Plan authorizes the Company to issue up to 8,680,000 shares of the Company’s ordinary shares in the form of share options, share appreciation rights and other share-based awards to its employees, directors or consultants. Under the 2007 Plan, the exercise price of the option shall not be less than the fair market value of Company’s ordinary share on the date of grant.

On November 9, 2007, the Company granted 200,000 share options with a grant date fair value of approximately USD2.86 per option or USD573 (RMB4,250) in aggregate, to four newly appointed independent directors. The exercise price of such options is USD8.10 per share, which was equal to the IPO price of the Company’s ordinary shares. The share options vest and become exercisable in three equal annual installments on the first, second and third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2009, the Company granted 600,000 share options with a grant date fair value of approximately USD0.78 per option or USD469 (RMB3,203) in aggregate, to a newly appointed senior management employee. The exercise price of such options is USD2.40 per share. The share options vest and become exercisable in three equal annual installments on the first, second and third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2010, the Company granted 800,000 share options with a grant date fair value of approximately USD0.91 per option or USD728 (RMB4,976) in aggregate, to an executive officer. The exercise price of such options is US$3.725 per share. The options vest and become exercisable in four equal annual installments on the first, second, third and fourth anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On January 5, 2010, the Company granted 200,000 share options with a grant date fair value of approximately USD0.92 per option or USD184 (RMB1,256) in aggregate, to an executive officer. The exercise price of such options is US$3.725 per share. The options vest and become exercisable on the third anniversaries of the date of grant. The share options shall expire on the tenth anniversary of the date of grant.

On March 2, 2010, the Company granted an aggregate of 150,000 fully vested ordinary shares with a grant date fair value of approximately USD3.63 per ordinary share or USD545 (RMB3,188) in aggregate, to its three independent directors. The grant of the shares to the independent directors was made in exchange for their forfeiture of 150,000 options granted in November 2007 (“modification”). In connection with the modification, the Company recorded incremental share-based compensation expense resulting from the modification amounting to RMB3,436 in general and administrative expenses for the year ended December 31, 2010.

On March 2, 2010, the Company granted 50,000 non-vested ordinary shares with a grant date fair value of approximately USD3.49 per ordinary share or USD174 (RMB1,191) in aggregate, to an executive officer. The non-vested shares will vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant.

For share options granted prior to November 9, 2007, the fair value for options was estimated at the date of the grant using the Black-Scholes option pricing model. For share options granted subsequent to November 9, 2007, the fair value of each award granted was estimated on the date of the grant using the Binomial option pricing model. The Binomial model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Both models take into account variables such as volatility, dividend yield rate, and risk free interest rate. However, the Binomial model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option which are not accounted for under the Black-Scholes model. For these reasons, the Company believes that the Binomial model provides a fair value that is more representative of actual experience and future expected experience after the Company’s listing in November 2007.

The fair value of the above share options was estimated using the Binomial option pricing model based on following assumptions at the date of grant:

	Share options granted on November 9, 2007	Share options granted on January 5, 2009	Share options granted on January 5, 2010
Expected dividend yield	1.67%	2.54%	6.43%
Expected volatility	40.74%	41.76%	35.67%
Risk-free interest rate	4.23%	2.54%	3.86%
Option life (in years)	10	10	10
Forfeiture rate	0	0	0
Suboptimal exercise factor	1.5	1.5	1.5

For share options granted on November 9, 2007 and January 5, 2009, since the Company’s ordinary shares have a limited trading history, the Company estimated the volatility of its ordinary shares at the date of grant based on the historical volatility of four comparable companies in the drugstore industry for a period equal to the option life for the share options. The suboptimal exercise factors applied in the valuations of share options granted were estimated based on the early exercise behavior of employees with share options. The risk-free rates applied in the valuations of the share options were based on the 10-year U.S. Treasury yield curve rates as of the grant dates on November 9, 2007 and January 5, 2009, respectively.

For share options granted during 2010, the Company estimated the historical volatility of its ordinary shares at the date of grant based on the historical volatility of the Company from the date the Company was listed to the valuation date and the historical volatility of the other four comparable companies in the drugstore industry for a period equal to the option life for the share options. The risk-free rate applied in the valuations of the share options was based on the 10-year U.S. Treasury yield curve rates as of the grant date in 2010. The suboptimal exercise factors applied in the valuations of share options granted were estimated based on the early exercise behavior of employees with share options.

The fair value of the fully vested and non-vested ordinary shares granted to the employee was determined by management based on the closing trading stock price of the Company on the date of grant.

In connection with the share options and ordinary shares granted under the 2007 Incentive Plan during the years ended December 31, 2009 and 2010, the Company recorded share-based compensation expense of RMB2,917 and RMB5,712 in general and administrative expenses for years ended December 31, 2009 and 2010, respectively. During the year ended December 31, 2011, 600,000 unvested share options granted to an executive officer were forfeited. Consequently, the corresponding share-based compensation costs recognized in previous years for the unvested share options were reversed and an amount of RMB1,195 was credited to general and administrative expenses for the year ended December 31, 2011.

A summary of the Company’s option activities for the years ended December 31, 2009, 2010 and 2011 is presented below:

	Number of options	Weighted average exercise price		Weighted average remaining contractual term	Aggregate intrinsic value (USD millions)

Outstanding as of January 1, 2009	4,903,178	USD	1.03
Granted	600,000	USD	2.40
Exercised	(2,708,412)	USD	0.72
Forfeited	(63,200)	USD	0.74

Outstanding as of December 31, 2009	2,731,566	USD	1.64
Granted	1,000,000	USD	3.73
Exercised	(1,559,872)	USD	0.95
Forfeited	(681,944)	USD	3.13
Cancelled	(150,000)	USD	8.10

Outstanding as of December 31, 2010	1,339,750	USD	2.51
Exercised	(119,644)	USD	0.71
Forfeited	(610,356)	USD	3.67

Outstanding as of December 31, 2011	609,750	USD	1.71	0.6 year	0.02

Exercisable as of December 31, 2011	609,750	USD	1.71	0.6 year	0.02

The total intrinsic value of share options exercised during the years ended December 31, 2009, 2010 and 2011 was USD6,356, USD2,458 and USD98, respectively. The intrinsic value is calculated as the difference between the market value of shares on the date of exercise and the exercise price of the shares.

The intrinsic value of share options outstanding and options exercisable is calculated as the difference between the market value of the shares as of December 31, 2011 and the exercise price of the shares.

A summary of the status of the Company’s non-vested ordinary shares granted to employees as of December 31, 2011, and changes during the year then ended are presented below:

	Number of shares	Weighted average grant date fair value

Outstanding as of January 1, 2010	—	—
Granted	50,000	USD3.49
Vested	(30,000)	USD3.49

Outstanding as of December 31, 2010	20,000	USD3.49
Granted	—	—
Vested	(20,000)	USD3.49

Outstanding as of December 31, 2011	—	—

PENSION AND OTHER POST RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2011
PENSION AND OTHER POST RETIREMENT BENEFITS
20	PENSION AND OTHER POST RETIREMENT BENEFITS

Pursuant to the relevant PRC regulations, the Company’s PRC subsidiaries are required to make contributions at rates ranging from 10% to 22% of their employees’ salaries and wages to a defined contribution retirement scheme organized by the local social security bureaus. The amount of contributions charged to general and administrative expense and sales, marketing and other operating expenses in the consolidated statements of income was RMB28,652, RMB31,321 and RMB34,422 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Group has no other obligation to make payments in respect of retirement benefits of the employees.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
21	EARNINGS PER SHARE

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Net income attributable to China Nepstar Chain Drugstore Ltd. ordinary shareholders	139,976	16,508	35,933

Denominator:
Basic weighted average number of ordinary shares	208,215,802	209,550,935	206,127,305
Dilutive effect of outstanding share options and non-vested shares	2,440,018	855,625	250,377

Dilutive weighted average number of ordinary shares	210,655,820	210,406,560	206,377,682

Basic earnings per ordinary share:	0.67	0.08	0.17

Diluted earnings per ordinary share	0.66	0.08	0.17

In the calculation of diluted earnings per share, the Company excluded 800,000, 800,000 and 200,000 potential ordinary shares issuable upon exercise of employee share options for the year ended December 31, 2009, 2010 and 2011, respectively, as their effect would be anti-dilutive.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
22	RELATED PARTY BALANCES AND TRANSACTIONS

For the periods presented, the principal related party transactions and amounts due from and due to related parties are summarized as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Purchases from related parties (Notes 22(a))	89,560	121,439	105,154
Sales to related parties (Note 22(b))	3,936	4,817	2,207
Lease of property from a related party (Note 22(d))	1,082	1,082	1,082
Disposal of a subsidiary to a related party (Note 22(f))	—	—	20,000

	December 31,
	2010	2011
	RMB	RMB

Amounts due from related parties (Note 22(c))	12,358	4,649
Amounts due to related parties (Note 22(e))	24,461	18,169

Notes:

(a)	The Group purchased merchandise from Neptunus Group and its affiliates in the normal course of business.

The payment terms offered by the related parties to the Group for purchase of merchandise ranged from 60 to 90 days. For the periods presented, none of the Group’s suppliers accounted for 10% or more of the Group’s purchases of merchandise.

(b)	In the normal course of business, the Group sold merchandise to the following related parties as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Yunnan Jianzhijia Health Chain Co., Ltd. (an affiliated entity of Yunnan Nepstar)	—	1,607	—
Neptunus Group and its affiliates	3,936	3,210	2,207

	3,936	4,817	2,207

(c)	The amounts due from related parties represent the following:

	December 31,
	2010	2011
	RMB	RMB
Amount due from Neptunus Group and its affiliates related to:

Sales of merchandise (Note 22(b))	3,210	2,207
Expenses paid on behalf of related parties	6,993	287

	10,203	2,494

Amount due from Yunnan Jianzhijia Health Chain Co., Ltd. related to:

Sales of merchandise (Note 22(b))	1,607	1,607
Expenses paid on behalf of related parties	548	548

	2,155	2,155

Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group and its affiliates and Yunnan Jianzhijia Health Chain Co., Ltd. respectively. The amounts are expected to be settled within one year.

(d)	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement will expire in October 2013.
(e)	The balances represent amounts due to Neptunus Group and its affiliates in connection with the purchase of merchandise as described in Note 22(a) above.
(f)	In August 2011, the Group disposed of its 100% equity interest in a subsidiary, Nepstar Industrial Co., Ltd., to Neptunus Group at a total cash consideration of RMB 20 million. The difference between consideration received and the carrying amount of the net assets of the subsidiary amounting to RMB19 was recognised in additional paid-in capital. As Neptunus Group held over 50% of the Company’s equity interests, the transaction is considered a transaction with entity under common control. Nepstar Industrial Co., Ltd. has not conducted any operations since its establishment in 2009. The purpose of the transaction is to simplify corporate structure and the divestment has not adversely affected the Group’s financial position or business operation.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
23	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2011 are as follows. The Group’s leases do not contain any contingent rental payments terms.

Years ending December 31,	Store premises	Warehouses and office premises	Total
	RMB	RMB	RMB

2012	198,579	11,261	209,840
2013	187,750	7,939	195,689
2014	117,228	3,675	120,903
2015	59,264	1,948	61,212
2016	21,917	1,106	23,023
Thereafter	17,103	2,472	19,575

Total	601,841	28,401	630,242

The Group’s rental expenses under operating leases amounted to RMB323,548, RMB367,603 and RMB375,626 for the years ended December 31, 2009, 2010 and 2011, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS
24	FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. The carrying amounts of the Group’s financial assets and liabilities, such as cash, bank deposits, long-term bank time deposits, accounts and other receivables, amounts due from/to related parties and accounts and other payables, approximate their fair values because of the nature or the short maturity of these instruments. The fair value of cost method equity investments and equity method investment cannot be reasonably estimated without incurring excessive cost. However in the opinion of management, the estimated fair values of these investments are not significantly different from their current carrying values.